Investment in Securities	12 Months Ended
Mar. 31, 2022
Investments Schedule [Abstract]
Investment in Securities
10. Investment in Securities
Investment in securities as of March 31, 2021 and 2022 consists of the following:

	Millions of yen
	2021	2022
Equity securities*	¥540,082	¥560,643
Trading debt securities	2,654	2,503
Available-for-sale debt securities	2,003,917	2,174,891
Held-to-maturity debt securities	113,790	114,312

Total	¥2,660,443	¥2,852,349

*
The amount of assets under management of variable annuity and variable life insurance contracts included in equity securities were ¥249,830 million and ¥185,115 million as of March 31, 2021 and 2022, respectively. The amount of investment funds that are accounted for under the equity method included in equity securities were ¥82,420 million and ¥ 90,650 million as of March 31, 2021 and 2022, respectively. The amount of investment funds and others elected the fair value option included in equity securities were ¥4,940 million and ¥11,709 million as of March 31, 2021 and 2022, respectively.

Gains and losses realized from the sale of equity securities and net unrealized holding gains (losses) on equity securities are included in gains on investment securities and dividends, life insurance premiums and related investment income, and write-downs of securities. For further information, see Note 23 “Gains on Investment Securities and Dividends” and Note 24 “Life Insurance Operations.” Net unrealized holding gains (losses) on equity securities held as of March 31, 2020, 2021 and 2022 were a loss of ¥19,910 million, gains of ¥83,643 million and ¥26,075 million for fiscal 2020, 2021 and 2022, respectively, which did not include net unrealized holding gains (losses) on both investment funds above mentioned.
Equity securities include
non-marketable
equity securities and preferred equity securities, etc. elected for the measurement alternative. Upward or downward adjustments resulting from observable price changes are included in gains on investment securities and dividends and life insurance premiums and related investment income. Impairments are included in write-downs of securities. The following tables provide information about impairment and upward or downward adjustments resulting from observable price changes as of March 31, 2021 and 2022, and for fiscal 2021 and 2022.

	Millions of yen
	March 31, 2021			Fiscal Year ended March 31, 2021
	Carrying value	Accumulated impairments and downward adjustments	Accumulated upward adjustments	Impairments and downward adjustments	Upward adjustments
Equity securities measured using the measurement alternative	¥47,460	¥(13,474)	¥350	¥(1,479)	¥232

	Millions of yen
	March 31, 2022			Fiscal Year ended March 31, 2022
	Carrying value	Accumulated impairments and downward adjustments	Accumulated upward adjustments	Impairments and downward adjustments	Upward adjustments
Equity securities measured using the measurement alternative	¥58,723	¥(13,880)	¥401	¥(208)	¥163
Gains and losses realized from the sale of trading debt securities and net unrealized holding gains (losses) on trading debt securities are included in gains on investment securities and dividends. Net unrealized holding gains (losses) on trading debt securities held as of March 31, 2020, 2021 and 2022 were gains of ¥491 million, ¥120 million and ¥213 million for fiscal 2020, 2021 and 2022, respectively.
During fiscal 2020, 2021 and 2022, the Company and its subsidiaries sold available-for-sale
debt securities for aggregate proceeds of ¥249,427 million, ¥285,836 million and ¥239,250 million, respectively, resulting in gross realized gains of ¥9,274 million, ¥8,854 million and ¥6,493 million, respectively, and gross realized losses of ¥264 million, ¥1,918 million and ¥1,236 million, respectively. The cost of the available-for-sale
securities or the debt securities sold was based on the average cost of each issue of securities held at the time of the sale.
Certain subsidiaries elected the fair value option for certain investments in investment funds, and others included in equity securities whose net asset values do not represent the fair value of investments due to the illiquid nature of these investments. The subsidiaries manage these investments on a fair value basis and the election of the fair value option enables the subsidiaries to reflect more appropriate assumptions to measure the fair value of these investments. As of March 31, 2021 and 2022, these investments were fair valued at ¥4,940 million and ¥11,709 million, respectively.
A certain subsidiary elected the fair value option for investments in foreign government bond securities included in available-for-sale
debt securities to mitigate volatility in the consolidated statements of income caused by the difference in recognition of gain or loss that would otherwise exist between the foreign government bond securities and the derivatives used to reduce the risks of fluctuations in market interest rates and exchange rates on these foreign government bond securities. As of March 31, 2021, these investments were fair valued at ¥1,537 million. There were no such investments as of March 31, 2022.
A certain subsidiary elected the fair value option for investments in foreign corporate debt securities included in available-for-sale
debt securities to mitigate volatility in the consolidated statements of income caused by the difference in recognition of gain or loss that would otherwise exist between the foreign corporate debt securities and the derivatives used to reduce the risks of fluctuations in market interest rates and exchange rates on these foreign corporate debt securities. As of March 31, 2021 and 2022, these investments were fair valued at ¥2,907 million and ¥7,644 million, respectively.
The amortized cost basis amounts, gross unrealized holding gains, gross unrealized holding losses and fair values of available-for-sale
debt securities and
held-to-maturity
debt securities in each major security type as of March 31, 2021 and 2022 are as follows:
March 31, 2021

	Millions of yen
	Amortized cost	Allowance for credit losses	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥846,736	¥0	¥6,071	¥(31,649)	¥821,158
Japanese prefectural and foreign municipal bond securities	274,770	(120)	4,238	(2,612)	276,276
Corporate debt securities	742,862	0	10,125	(10,736)	742,251
CMBS and RMBS in the Americas	35,668	0	549	(1,760)	34,457
Other asset-backed securities and debt securities	126,731	0	4,308	(1,264)	129,775

	2,026,767	(120)	25,291	(48,021)	2,003,917

Held-to-maturity debt securities:
Japanese government bond securities and other	113,790	0	25,342	0	139,132

	¥2,140,557	¥(120)	¥50,633	¥(48,021)	¥2,143,049

March 31, 2022

	Millions of yen
	Amortized cost	Allowance for credit losses	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥905,004	¥0	¥5,178	¥(77,569)	¥832,613
Japanese prefectural and foreign municipal bond securities	333,449	(132)	2,482	(10,195)	325,604
Corporate debt securities	873,178	0	10,014	(33,632)	849,560
CMBS and RMBS in the Americas	29,349	0	112	(729)	28,732
Other asset-backed securities and debt securities	135,445	(21)	5,456	(2,498)	138,382

	2,276,425	(153)	23,242	(124,623)	2,174,891

Held-to-maturity debt securities:
Japanese government bond securities and other	114,312	0	21,129	0	135,441

	¥2,390,737	¥(153)	¥44,371	¥(124,623)	¥2,310,332

The following table presents rollforwards of the allowance for credit losses for fiscal 2021 and 2022, respectively.

	Millions of yen
	Fiscal Year ended March 31, 2021
	Foreign municipal bond securities	Total
Beginning	¥0	¥0
Additions to the allowance for credit losses on available-for-sale debt securities for which credit losses were not previously recorded*	120	120

Ending	¥120	¥120

*	An increase from the effects of changes in foreign exchange rates of ¥3 million was included in additions to the allowance for credit losses on available-for-sale debt securities for fiscal 2021.

	Millions of yen
	Fiscal Year ended March 31, 2022
	Foreign municipal bond securities	Japanese other asset- backed securities and debt securities	Total
Beginning	¥120	¥0	¥120
Additions to the allowance for credit losses on available-for-sale debt securities for which credit losses were not previously recorded	0	21	21
Increase (Decrease) from the effects of changes in foreign exchange rates	12	0	12

Ending	¥132	¥21	¥153

The following tables provide information about
available-for-sale
debt securities with gross unrealized losses (including allowance for credit losses) and the length of time that individual securities have been in a continuous unrealized loss position as of March 31, 2021 and 2022, respectively:
March 31, 2021

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥475,023	¥(21,472)	¥264,105	¥(10,177)	¥739,128	¥(31,649)
Japanese prefectural and foreign municipal bond securities	48,367	(519)	63,316	(2,213)	111,683	(2,732)
Corporate debt securities	231,552	(5,798)	141,559	(4,938)	373,111	(10,736)
CMBS and RMBS in the Americas	345	(6)	24,782	(1,754)	25,127	(1,760)
Other asset-backed securities and debt securities	4,296	(112)	29,750	(1,152)	34,046	(1,264)

	¥759,583	¥(27,907)	¥523,512	¥(20,234)	¥1,283,095	¥(48,141)

March 31, 2022

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale debt securities:

Japanese and foreign government bond securities	¥217,457	¥(16,117)	¥521,633	¥(61,452)	¥739,090	¥(77,569)
Japanese prefectural and foreign municipal bond securities	190,081	(6,509)	46,391	(3,818)	236,472	(10,327)
Corporate debt securities	373,506	(19,340)	156,687	(14,292)	530,193	(33,632)
CMBS and RMBS in the Americas	6,458	(98)	17,542	(631)	24,000	(729)
Other asset-backed securities and debt securities	66,543	(995)	37,432	(1,524)	103,975	(2,519)

	¥854,045	¥(43,059)	¥779,685	¥(81,717)	¥1,633,730	¥(124,776)

The following table provides information about
available-for-sale
debt securities with gross unrealized losses for which allowance for credit losses were not recorded and the length of time that individual securities have been in a continuous unrealized loss position as of March 31, 2021 and 2022, respectively:
March 31, 2021

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥475,023	¥(21,472)	¥264,105	¥(10,177)	¥739,128	¥(31,649)
Japanese prefectural and foreign municipal bond securities	45,486	(399)	63,316	(2,213)	108,802	(2,612)
Corporate debt securities	231,552	(5,798)	141,559	(4,938)	373,111	(10,736)
CMBS and RMBS in the Americas	345	(6)	24,782	(1,754)	25,127	(1,760)
Other asset-backed securities and debt securities	4,296	(112)	29,750	(1,152)	34,046	(1,264)

	¥756,702	¥(27,787)	¥523,512	¥(20,234)	¥1,280,214	¥(48,021)

March 31, 2022

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥217,457	¥(16,117)	¥521,633	¥(61,452)	¥739,090	¥(77,569)
Japanese prefectural and foreign municipal bond securities	190,081	(6,509)	43,338	(3,686)	233,419	(10,195)
Corporate debt securities	373,506	(19,340)	156,687	(14,292)	530,193	(33,632)
CMBS and RMBS in the Americas	6,458	(98)	17,542	(631)	24,000	(729)
Other asset-backed securities and debt securities	66,489	(974)	37,432	(1,524)	103,921	(2,498)

	¥853,991	¥(43,038)	¥776,632	¥(81,585)	¥1,630,623	¥(124,623)

The number of investment securities that were in an unrealized loss position as of March 31, 2021 and 2022 were 638 and 963, respectively. The gross unrealized losses on these debt securities are attributable to a number of factors including changes in interest rates, credit spreads and market trends.

As

of March 31, 2021 and 2022, the amount of accrued revenues on available-for-sale
debt securities were ¥
7,374
 million and ¥
8,798
 million, respectively, which was included in other assets. The Company and its subsidiaries estimate credit losses and develop an allowance for credit losses for accrued interest receivables. There was no
allowance for credit losses for accrued interest receivables as of March 31, 2022.
For
available-for-sale
debt securities, if the fair value is less than the amortized cost, the debt securities are impaired. The Company and its subsidiaries identify per each impaired security whether the decline of fair value is due to credit losses component or non-credit
losses component. Impairment related to credit losses is recognized in earning through an allowance for credit losses. Impairment related to other factors than credit losses is recognized in other comprehensive income (loss), net of applicable income taxes. In estimating an allowance of credit losses, the Company and its subsidiaries consider the existence of credit losses if the present value of estimated cash flows is less than the amortized cost basis. When the Company and its subsidiaries intend to sell the debt securities for which an allowance for credit losses is previously established or it is more likely than not that the Company and its subsidiaries will be required to sell the debt securities before recovery of the amortized cost basis, the allowance for credit losses is fully written-off
and the amortized cost is reduced to the fair value after recognizing additional impairment in earnings. In addition, the Company and its subsidiaries recognize in earnings the full difference between the amortized cost and the fair value of the debt securities by direct write-down, without any allowance for credit losses, if the debt securities are expected to be sold and the fair value is less than the amortized cost.
Credit losses related to
available-for-sale
debt securities recognized for fiscal 2021 were resulting from foreign municipal bond securities due to a decrease in the occupancy rate of the underlying assets. Credit losses related to available-for-sale debt securities recognized for fiscal 2022 were resulting from Japanese other asset-backed
securities and debt securities due to deterioration in the financial condition of the credit guarantor of the underlying receivables. The evaluation of credit losses with available-for-sale
debt securities is compared to the amortized cost of debt securities with the present value of cash flows estimated based on a number of overall conditions, including estimated fair value of the underlying receivables and the repayment priority of the securities. Because the Company and its subsidiaries do not intend to sell the debt security or it is more likely than not that the Company and its subsidiaries will be required to sell the debt security before recovery of its amortized cost basis, the Company and its subsidiaries recognized the allowance for credit losses.
Unrealized losses on
available-for-sale
debt securities mainly result from changes in market interest rates and foreign exchange rates, and changes in risk premiums. In order to evaluate the recoverability of the available-for-sale
debt securities, the Company and its subsidiaries utilize all available information such as issuer’s financial condition and business outlook. The fair value of Japanese and foreign government bond securities, Japanese prefectural and foreign municipal bond, and corporate debt securities is mainly estimated based on prices for similar assets. If there are no prices for similar assets available, the fair value of these securities is estimated by using discounted cash flow methodologies and broker quotes. The fair value of CMBS and RMBS in the Americas and other asset-backed securities and debt securities refers to prices from independent pricing service vendors and brokers, such as trading prices and bit prices. If the Company and its subsidiaries cannot rely on such prices, the fair value is calculated by using discounted cash flow methodologies and broker quotes. In discounted cash flow methodologies, future cash flows estimated based on a number of assumptions such as default rate, prepayment rate, and seniority are discounted by discount rate adjusted for credit risk and liquidity risk.
There were no other-than-temporary impairment losses recognized in other comprehensive income (loss) and earnings for fiscal 2020.

For
available-for-sale
debt securities held as of March 31, 2020, roll-forwards of the amount of accumulated other-than-temporary impairments related to credit losses for fiscal 2020 are as follows:

Millions of yen
2020
Beginning	¥2,102
Addition (Reduction) during the period	0

Ending	¥2,102

In addition, the
non-credit
loss component on the other-than-temporary impaired
available-for-sale
debt securities mentioned above is recognized in other comprehensive income (loss), net of applicable income taxes. These impairments included the amount of unrealized gains or losses for the changes in fair value of the available-for-sale
debt securities after recognition of other-than-temporary impairments in earnings. Unrealized gains and unrealized losses recorded in accumulated other comprehensive income (loss) on these available-for-sale
debt securities as of March 31, 2020 were not material.
The following is a summary of the contractual maturities of
available-for-sale
debt securities and
held-to-maturity
debt securities held as of March 31, 2022:
Available-for-sale
debt securities held as of March 31, 2022

	Millions of yen
	Amortized cost	Fair value
Due within one year	¥40,955	¥41,178
Due after one to five years	356,995	361,532
Due after five to ten years	477,735	472,733
Due after ten years	1,400,740	1,299,448

	¥2,276,425	¥2,174,891

Held-to-maturity
debt securities held as of March 31, 2022

	Millions of yen
	Amortized cost	Fair value
Due after five to ten years	¥17,281	¥19,775
Due after ten years	97,031	115,666

	¥114,312	¥135,441

Debt securities not due at a single maturity date, such as mortgage-backed securities, are included in the above table based on their final maturities.
Certain borrowers may have the right to call or prepay obligations. This right may cause actual maturities to differ from the contractual maturities summarized above.
Included in finance revenues in the consolidated statements of income is interest income on investment securities of ¥13,657 million, ¥11,870 million and ¥12,737 million for fiscal 2020, 2021 and 2022, respectively.

There were no
available-for-sale
debt securities accounted for as purchased credit deterioration financial assets acquired during fiscal 2021 and 2022.